Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AECC Aviation Power Co. Ltd., Class A	393,176	$1,319,880
AVIC Aircraft Co. Ltd., Class A	524,045	1,258,141
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	164,999	773,843
AviChina Industry & Technology Co. Ltd., Class H	6,540,000	2,978,480
China Avionics Systems Co. Ltd., Class A	336,967	623,212
China Spacesat Co. Ltd., Class A	211,670	951,661

		7,905,217

Air Freight & Logistics — 0.7%
BEST Inc., ADR(a)(b)	498,784	2,583,701
SF Holding Co. Ltd., Class A	348,883	2,219,660
Sinotrans Ltd., Class H	177,000	36,537
Yunda Holding Co. Ltd., Class A	250,510	1,166,846
ZTO Express Cayman Inc., ADR(b)	889,876	29,027,755

		35,034,499

Airlines — 0.2%
Air China Ltd., Class A	786,289	710,099
Air China Ltd., Class H	4,360,000	2,610,037
China Eastern Airlines Corp. Ltd., Class A(a)	1,874,896	1,088,686
China Eastern Airlines Corp. Ltd., Class H(a)(b)	3,488,000	1,179,017
China Southern Airlines Co. Ltd., Class A	1,560,197	1,101,951
China Southern Airlines Co. Ltd., Class H(b)	3,488,000	1,431,021
Spring Airlines Co. Ltd., Class A	174,485	873,131

		8,993,942

Auto Components — 0.1%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	34,195	519,879
Fuyao Glass Industry Group Co. Ltd., Class A	349,398	957,843
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,220,800	2,677,538
Huayu Automotive Systems Co. Ltd., Class A	523,972	1,400,584
Ningbo Joyson Electronic Corp., Class A(a)	210,200	578,298
Shandong Linglong Tyre Co. Ltd., Class A	254,561	674,760
Weifu High-Technology Group Co. Ltd., Class A	211,635	581,064

		7,389,966

Automobiles — 1.2%
BAIC Motor Corp. Ltd., Class H(c)	4,142,000	1,667,274
Brilliance China Automotive Holdings Ltd.	6,976,000	6,102,088
BYD Co. Ltd., Class A	293,759	2,354,025
BYD Co. Ltd., Class H(b)	1,526,000	8,564,185
Chongqing Changan Automobile Co. Ltd., Class A	600,956	827,088
Dongfeng Motor Group Co. Ltd., Class H	6,762,000	4,239,881
Geely Automobile Holdings Ltd.	12,208,000	16,695,239
Great Wall Motor Co. Ltd., Class H	7,630,000	4,833,351
Guangzhou Automobile Group Co. Ltd., Class H	6,976,400	5,733,411
NIO Inc., ADR(a)(b)	1,822,916	7,255,206
SAIC Motor Corp. Ltd., Class A	1,177,276	2,944,751

		61,216,499

Banks — 10.3%
Agricultural Bank of China Ltd., Class A	11,510,400	5,462,628
Agricultural Bank of China Ltd., Class H	65,836,000	26,585,819
Bank of Beijing Co. Ltd., Class A	3,357,299	2,286,873
Bank of Chengdu Co. Ltd., Class A	685,793	762,928
Bank of China Ltd., Class A	5,624,400	2,708,492
Bank of China Ltd., Class H	191,404,000	69,884,314
Bank of Communications Co. Ltd., Class A	6,147,622	4,384,907
Bank of Communications Co. Ltd., Class H	20,492,200	12,425,924
Bank of Guiyang Co. Ltd., Class A	685,672	740,781
Bank of Hangzhou Co. Ltd., Class A	960,760	1,220,362

Security	Shares	Value

Banks (continued)
Bank of Jiangsu Co. Ltd., Class A	2,049,278	$1,693,382
Bank of Nanjing Co. Ltd., Class A	1,482,400	1,634,650
Bank of Ningbo Co. Ltd., Class A	909,784	3,252,222
Bank of Shanghai Co. Ltd., Class A	2,310,897	2,612,750
China CITIC Bank Corp. Ltd., Class H	22,236,800	9,668,174
China Construction Bank Corp., Class A	1,569,609	1,395,607
China Construction Bank Corp., Class H	232,824,000	182,930,997
China Everbright Bank Co. Ltd., Class A	5,929,600	3,153,426
China Everbright Bank Co. Ltd., Class H	7,848,000	3,179,296
China Merchants Bank Co. Ltd., Class A	3,008,468	14,202,059
China Merchants Bank Co. Ltd., Class H	9,592,150	44,922,596
China Minsheng Banking Corp. Ltd., Class A	5,450,070	4,328,592
China Minsheng Banking Corp. Ltd., Class H	13,952,160	9,702,250
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,668,000	2,171,844
Huaxia Bank Co. Ltd., Class A	2,267,291	2,015,946
Industrial & Commercial Bank of China Ltd., Class A	8,284,000	5,920,281
Industrial & Commercial Bank of China Ltd., Class H	146,496,000	94,501,355
Industrial Bank Co. Ltd., Class A	3,095,600	6,956,696
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	479,600	487,352
Ping An Bank Co. Ltd., Class A	2,964,855	5,379,961
Postal Savings Bank of China Co. Ltd., Class H(c)	21,800,000	13,865,824
Shanghai Pudong Development Bank Co. Ltd., Class A	4,403,698	6,497,179

		546,935,467

Beverages — 1.7%
Anhui Gujing Distillery Co. Ltd., Class A	34,196	714,831
Anhui Gujing Distillery Co. Ltd., Class B	261,530	2,925,384
Anhui Kouzi Distillery Co. Ltd., Class A	130,800	864,490
Beijing Shunxin Agriculture Co. Ltd., Class A	130,800	1,000,508
China Resources Beer Holdings Co. Ltd.	3,488,000	18,472,765
Jiangsu King’s Luck Brewery JSC Ltd., Class A	218,000	1,115,530
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	261,676	3,853,806
Kweichow Moutai Co. Ltd., Class A	174,404	33,268,265
Luzhou Laojiao Co. Ltd., Class A	261,600	3,114,720
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	164,976	2,950,096
Sichuan Swellfun Co. Ltd., Class A	87,200	613,328
Tsingtao Brewery Co. Ltd., Class A	87,363	771,783
Tsingtao Brewery Co. Ltd., Class H	1,082,000	7,489,266
Wuliangye Yibin Co. Ltd., Class A	566,857	11,726,111

		88,880,883

Biotechnology — 0.7%
3SBio Inc.(a)(c)	3,052,000	3,622,552
Beijing Tiantan Biological Products Corp. Ltd., Class A	210,960	1,133,687
BGI Genomics Co. Ltd., Class A	43,699	735,494
Chongqing Zhifei Biological Products Co. Ltd., Class A	206,140	2,411,230
Hualan Biological Engineering Inc., Class A	340,960	1,959,847
Innovent Biologics Inc.(a)(c)	2,398,000	13,086,750
Jinyu Bio-Technology Co. Ltd., Class A	87,200	290,658
Shanghai RAAS Blood Products Co. Ltd., Class A(a)	766,600	878,505
Shenzhen Kangtai Biological Products Co. Ltd., Class A	87,255	1,778,179
Walvax Biotechnology Co. Ltd., Class A	261,997	1,532,296
Zai Lab Ltd., ADR(a)	125,568	9,342,259

		36,771,457

Building Products — 0.1%
Beijing New Building Materials PLC, Class A	295,760	956,528
China Lesso Group Holdings Ltd.	2,616,000	3,159,045

		4,115,573

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 1.6%
Anxin Trust Co. Ltd., Class A(a)(d)	911,400	$318,040
Caitong Securities Co. Ltd., Class A	566,800	786,409
Changjiang Securities Co. Ltd., Class A	1,004,736	876,525
China Cinda Asset Management Co. Ltd., Class H	19,184,000	3,539,301
China Everbright Ltd.	2,616,000	3,665,303
China Galaxy Securities Co. Ltd., Class H	8,938,000	4,289,686
China Huarong Asset Management Co. Ltd., Class H(c)	21,364,000	2,177,469
China International Capital Corp. Ltd., Class H(a)(c)	3,313,600	5,360,927
China Merchants Securities Co. Ltd., Class A	915,668	2,121,673
CITIC Securities Co. Ltd., Class A	1,550,075	4,818,426
CITIC Securities Co. Ltd., Class H	5,014,000	8,991,691
CSC Financial Co. Ltd., Class A	426,599	1,904,279
Dongxing Securities Co. Ltd., Class A	470,194	687,813
East Money Information Co. Ltd., Class A	1,346,568	2,678,400
Everbright Securities Co. Ltd., Class A	655,199	999,599
First Capital Securities Co. Ltd., Class A	647,189	616,998
Founder Securities Co. Ltd., Class A	1,342,199	1,296,449
GF Securities Co. Ltd., Class A	947,399	1,742,933
GF Securities Co. Ltd., Class H	2,877,600	2,929,204
Guosen Securities Co. Ltd., Class A	655,133	976,637
Guotai Junan Securities Co. Ltd., Class A	1,177,200	2,574,848
Guotai Junan Securities Co. Ltd., Class H(c)	1,220,800	1,603,373
Guoyuan Securities Co. Ltd., Class A	610,400	677,351
Haitong Securities Co. Ltd., Class A	1,351,659	2,179,121
Haitong Securities Co. Ltd., Class H	6,278,400	4,746,668
Hithink RoyalFlush Information Network Co. Ltd., Class A	75,387	1,128,985
Huaan Securities Co. Ltd., Class A	610,400	604,930
Huatai Securities Co. Ltd., Class A	1,133,693	2,734,460
Huatai Securities Co. Ltd., Class H(c)	3,488,000	5,463,078
Huaxi Securities Co. Ltd., Class A	479,600	664,754
Industrial Securities Co. Ltd., Class A	1,135,740	902,035
Nanjing Securities Co. Ltd., Class A	523,200	1,004,160
Noah Holdings Ltd.(a)(b)	81,968	2,174,611
Orient Securities Co. Ltd., Class A	959,264	1,227,834
Pacific Securities Co. Ltd. (The), Class A(a)	1,124,193	491,154
SDIC Capital Co. Ltd., Class A	567,778	944,685
Sealand Securities Co. Ltd., Class A	941,160	549,126
Shanxi Securities Co. Ltd., Class A	604,001	584,256
Shenwan Hongyuan Group Co. Ltd., Class A	3,575,297	2,155,898
Sinolink Securities Co. Ltd., Class A	455,800	626,039
SooChow Securities Co. Ltd., Class A	647,050	680,088
Southwest Securities Co. Ltd., Class A	1,046,400	639,741
Tianfeng Securities Co. Ltd.	784,800	599,209
Western Securities Co. Ltd., Class A	688,130	764,568
Zheshang Securities Co. Ltd., Class A	479,600	659,398

		87,158,132

Chemicals — 0.3%
Hengli Petrochemical Co. Ltd., Class A	998,110	1,939,322
Hengyi Petrochemical Co. Ltd., Class A	738,176	942,786
Lomon Billions Group Co. Ltd., Class A	479,600	1,045,665
Rongsheng Petro Chemical Co. Ltd., Class A	959,223	1,554,476
Sinopec Shanghai Petrochemical Co. Ltd., Class A	959,200	476,641
Sinopec Shanghai Petrochemical Co. Ltd., Class H	8,720,000	2,148,781
Tianqi Lithium Corp., Class A	218,000	605,234
Tongkun Group Co. Ltd., Class A	426,476	728,632
Transfar Zhilian Co. Ltd., Class A	906,192	719,722
Wanhua Chemical Group Co. Ltd., Class A	513,773	3,333,264

Security	Shares	Value

Chemicals (continued)
Zhejiang Longsheng Group Co. Ltd., Class A	523,271	$889,624

		14,384,147

Commercial Services & Supplies — 0.6%
A-Living Services Co. Ltd., Class H(c)	1,090,000	5,836,021
Beijing Originwater Technology Co. Ltd., Class A	594,497	658,874
China Everbright International Ltd.(b)	9,156,148	4,701,519
Country Garden Services Holdings Co. Ltd.	3,052,000	14,293,330
Greentown Service Group Co. Ltd.	2,616,000	3,489,800
Shanghai M&G Stationery Inc., Class A	174,400	1,356,650

		30,336,194

Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.(b)	1,745,000	3,340,962
Fiberhome Telecommunication Technologies Co. Ltd., Class A	208,477	813,340
Guangzhou Haige Communications Group Inc. Co., Class A	511,384	853,711
Hengtong Optic-Electric Co. Ltd., Class A	392,400	899,362
Shenzhen Sunway Communication Co. Ltd., Class A(a)	174,400	949,631
Yealink Network Technology Corp. Ltd., Class A	77,796	977,309
Zhongji Innolight Co. Ltd., Class A	77,797	618,862
ZTE Corp., Class A(a)	512,256	2,577,654
ZTE Corp., Class H(a)	1,918,440	4,851,171

		15,882,002

Construction & Engineering — 1.1%
China Communications Construction Co. Ltd., Class H	11,772,000	7,487,545
China Communications Services Corp. Ltd., Class H	6,104,800	4,040,462
China Conch Venture Holdings Ltd.	3,924,000	17,617,753
China Gezhouba Group Co. Ltd., Class A	862,591	716,398
China National Chemical Engineering Co. Ltd., Class A	949,795	737,118
China Railway Construction Corp. Ltd., Class A	1,862,998	2,249,369
China Railway Construction Corp. Ltd., Class H	4,578,000	4,093,090
China Railway Group Ltd., Class A	3,173,398	2,325,499
China Railway Group Ltd., Class H	9,156,000	4,996,759
China State Construction Engineering Corp. Ltd., Class A	6,278,498	4,381,856
China State Construction International Holdings Ltd.(b)	5,232,000	3,226,546
Metallurgical Corp. of China Ltd., Class A	2,964,800	1,034,589
Power Construction Corp. of China Ltd., Class A	2,398,097	1,141,441
Shanghai Tunnel Engineering Co. Ltd., Class A	915,600	800,041
Sinopec Engineering Group Co. Ltd., Class H	3,488,000	1,462,521
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	555,368	613,957

		56,924,944

Construction Materials — 0.9%
Anhui Conch Cement Co. Ltd., Class A	642,191	5,091,490
Anhui Conch Cement Co. Ltd., Class H	3,052,000	22,857,515
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	252,196	1,357,047
China Jushi Co. Ltd., Class A	688,169	848,180
China National Building Material Co. Ltd., Class H	9,592,000	10,766,404
China Resources Cement Holdings Ltd.	6,104,000	7,662,485
Huaxin Cement Co. Ltd., Class A	218,000	756,163
Tangshan Jidong Cement Co. Ltd., Class A	252,168	611,043

		49,950,327

Containers & Packaging — 0.0%
Yunnan Energy New Material Co. Ltd.	81,800	677,081

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,211,303	752,394

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 2.1%
China East Education Holdings Ltd.(c)	1,090,000	$2,140,343
China Education Group Holdings Ltd.	1,744,000	3,015,043
China Yuhua Education Corp Ltd.(c)	2,616,000	2,551,537
GSX Techedu Inc., ADR(a)	140,685	4,411,882
Koolearn Technology Holding Ltd.(a)(c)	654,000	2,645,194
New Oriental Education & Technology Group Inc., ADR(a)	350,544	42,051,258
Offcn Education Technology Co. Ltd.	218,000	894,615
TAL Education Group, ADR(a)	935,656	52,827,138

		110,537,010

Diversified Financial Services — 0.1%
Avic Capital Co. Ltd., Class A	1,529,082	808,914
Far East Horizon Ltd.	4,796,000	4,238,498

		5,047,412

Diversified Telecommunication Services — 0.8%
China Telecom Corp. Ltd., Class H	32,264,000	10,697,778
China Tower Corp. Ltd., Class H(c)	107,256,000	21,586,810
China Unicom Hong Kong Ltd.	14,824,000	8,587,248

		40,871,836

Electrical Equipment — 0.4%
Contemporary Amperex Technology Co. Ltd., Class A	305,267	6,201,042
Dongfang Electric Corp. Ltd., Class A	272,400	333,076
Eve Energy Co. Ltd., Class A(a)	164,996	1,495,379
Fangda Carbon New Material Co. Ltd., Class A(a)	557,391	731,341
Hongfa Technology Co. Ltd., Class A	130,800	617,649
Jiangsu Zhongtian Technology Co. Ltd., Class A	305,200	494,168
NARI Technology Co. Ltd., Class A	741,288	1,915,251
Shanghai Electric Group Co. Ltd., Class A	741,200	451,081
Shanghai Electric Group Co. Ltd., Class H	7,848,000	2,166,781
Sunwoda Electronic Co. Ltd., Class A	295,798	587,533
TBEA Co. Ltd., Class A	741,296	710,855
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	592,320	783,785
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,831,320	1,649,157
Zhejiang Chint Electrics Co. Ltd., Class A	392,968	1,394,877
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,351,600	3,496,269

		23,028,244

Electronic Equipment, Instruments & Components — 1.4%
AAC Technologies Holdings Inc.(b)	1,744,000	8,955,128
AVIC Jonhon Optronic Technology Co. Ltd., Class A	164,998	805,391
BOE Technology Group Co. Ltd., Class A	5,319,200	2,754,562
Chaozhou Three-Circle Group Co. Ltd., Class A	305,200	847,328
China Railway Signal & Communication Corp. Ltd., Class H(a)(c)	3,924,000	1,731,400
Foxconn Industrial Internet Co. Ltd., Class A	741,296	1,387,563
GoerTek Inc., Class A	523,200	1,551,153
Guangzhou Shiyuan Electronic Technology Co. Ltd.	43,300	550,905
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,438,814	5,516,906
Kingboard Holdings Ltd.	1,744,000	4,207,560
Kingboard Laminates Holdings Ltd.	2,834,000	2,468,004
Lens Technology Co. Ltd., Class A	436,088	992,188
Lingyi iTech Guangdong Co., Class A(a)	915,600	1,152,775
Luxshare Precision Industry Co. Ltd., Class A	822,560	5,109,282
NAURA Technology Group Co. Ltd., Class A	87,200	1,850,088
OFILM Group Co. Ltd., Class A(a)	436,000	862,969
Shengyi Technology Co. Ltd., Class A	392,400	1,467,899
Shennan Circuits Co. Ltd., Class A	61,320	1,292,443

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Sunny Optical Technology Group Co. Ltd.(b)	1,744,000	$23,040,330
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	261,600	851,892
Tianma Microelectronics Co. Ltd., Class A	382,999	724,385
Unisplendour Corp. Ltd., Class A	261,600	1,397,425
Universal Scientific Industrial Shanghai Co. Ltd., Class A	250,200	605,227
Wingtech Technology Co. Ltd., Class A(a)	121,000	1,651,459
Wuhan Guide Infrared Co. Ltd., Class A	124,600	800,034
WUS Printed Circuit Kunshan Co. Ltd., Class A	295,799	967,389
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	121,398	711,694
Zhejiang Dahua Technology Co. Ltd., Class A	523,200	1,086,683

		75,340,062

Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,360,000	3,791,304
Offshore Oil Engineering Co. Ltd., Class A	688,198	439,958
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	168,051	597,686

		4,828,948

Entertainment — 2.1%
Alibaba Pictures Group Ltd.(a)(b)	30,520,000	3,701,303
Beijing Enlight Media Co. Ltd., Class A	470,198	764,608
Beijing Kunlun Tech Co. Ltd.(a)	130,800	405,498
Bilibili Inc., ADR(a)	237,184	7,691,877
Giant Network Group Co. Ltd., Class A	293,376	681,822
HUYA Inc., ADR(a)(b)	159,140	2,469,853
iQIYI Inc., ADR(a)(b)	528,432	8,766,687
Mango Excellent Media Co. Ltd., Class A(a)	261,680	1,935,881
NetEase Inc., ADR	173,092	66,276,927
Perfect World Co. Ltd., Class A	218,000	1,337,358
Tencent Music Entertainment Group, ADR(a)	869,876	11,238,798
Wanda Film Holding Co. Ltd., Class A(a)	339,395	765,086
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	348,800	1,655,342
Zhejiang Century Huatong Group Co. Ltd., Class A	525,640	983,163

		108,674,203

Food & Staples Retailing — 0.2%
Sun Art Retail Group Ltd.	6,104,000	9,339,884
Yifeng Pharmacy Chain Co. Ltd., Class A	108,491	1,193,458
Yonghui Superstores Co. Ltd., Class A	1,613,234	2,098,677

		12,632,019

Food Products — 1.8%
Angel Yeast Co. Ltd., Class A	121,324	716,002
Beijing Dabeinong Technology Group Co. Ltd., Class A	654,000	754,033
China Feihe Ltd.(a)(c)	1,744,000	3,150,045
China Huishan Dairy Holdings Co. Ltd.(a)(d)	1,366,667	2
China Mengniu Dairy Co. Ltd.	6,540,000	23,372,210
Chongqing Fuling Zhacai Group Co. Ltd., Class A	174,400	880,739
Dali Foods Group Co. Ltd.(c)	5,232,000	3,321,048
Foshan Haitian Flavouring & Food Co. Ltd., Class A	405,889	6,509,679
Fujian Sunner Development Co. Ltd., Class A	174,400	631,708
Guangdong Haid Group Co. Ltd., Class A	252,097	1,703,120
Heilongjiang Agriculture Co. Ltd., Class A	174,400	363,932
Henan Shuanghui Investment & Development Co. Ltd., Class A	443,708	2,450,111
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	959,225	3,809,211
Jiangxi Zhengbang Technology Co. Ltd., Class A	392,400	848,423
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	130,800	1,004,160
Juewei Food Co. Ltd., Class A	87,200	841,668

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Muyuan Foodstuff Co. Ltd., Class A	305,200	$5,120,179
New Hope Liuhe Co. Ltd., Class A	654,099	2,558,255
Tingyi Cayman Islands Holding Corp.	5,232,000	8,991,129
Tongwei Co. Ltd., Class A	610,499	1,167,449
Uni-President China Holdings Ltd.	3,488,000	3,609,052
Want Want China Holdings Ltd.(b)	12,208,000	8,772,876
Wens Foodstuffs Group Co. Ltd., Class A	828,497	3,056,472
Yihai International Holding Ltd.	1,142,000	10,203,006

		93,834,509

Gas Utilities — 1.3%
Beijing Enterprises Holdings Ltd.	1,308,000	4,345,375
China Gas Holdings Ltd.(b)	6,365,600	22,256,194
China Resources Gas Group Ltd.	2,156,000	11,752,161
ENN Energy Holdings Ltd.	1,962,000	22,882,828
Kunlun Energy Co. Ltd.	8,720,000	5,343,826

		66,580,384

Health Care Equipment & Supplies — 0.5%
AK Medical Holdings Ltd.(c)	872,000	2,660,663
Autobio Diagnostics Co. Ltd., Class A	34,197	696,904
Jafron Biomedical Co. Ltd., Class A	165,920	1,459,055
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	149,900	651,139
Lepu Medical Technology Beijing Co. Ltd., Class A	305,700	1,490,481
Ovctek China Inc., Class A	130,800	995,031
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,600,000	9,796,929
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	156,095	6,074,549

		23,824,751

Health Care Providers & Services — 0.4%
Aier Eye Hospital Group Co. Ltd., Class A	667,719	3,649,797
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	77,794	761,413
Huadong Medicine Co. Ltd., Class A	291,180	920,581
Jointown Pharmaceutical Group Co. Ltd., Class A	348,800	876,357
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	611,081	1,002,234
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	348,858	866,764
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,005,600	3,172,320
Sinopharm Group Co. Ltd., Class H	3,139,200	7,719,411
Topchoice Medical Corp., Class A(a)	43,600	863,456

		19,832,333

Health Care Technology — 0.6%
Alibaba Health Information Technology Ltd.(a)	8,720,000	20,430,293
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	915,600	12,060,735
Winning Health Technology Group Co. Ltd., Class A	295,797	962,428

		33,453,456

Hotels, Restaurants & Leisure — 1.2%
Haidilao International Holding Ltd.(b)(c)	1,744,000	8,426,371
Huazhu Group Ltd., ADR(b)	326,564	11,044,394
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,484,838	1,210,387
Songcheng Performance Development Co. Ltd., Class A	451,177	1,151,212
Yum China Holdings Inc.	875,052	40,549,910

		62,382,274

Household Durables — 0.4%
Gree Electric Appliances Inc. of Zhuhai, Class A	479,616	3,811,917
Haier Electronics Group Co. Ltd.	3,101,000	8,641,672

Security	Shares	Value

Household Durables (continued)
Haier Smart Home Co. Ltd., Class A	991,846	$2,291,261
Hangzhou Robam Appliances Co. Ltd., Class A	174,600	829,351
NavInfo Co. Ltd., Class A	348,800	721,047
Oppein Home Group Inc., Class A	43,600	736,749
Suofeiya Home Collection Co. Ltd., Class A	218,314	787,724
TCL Technology Group Corp., Class A	2,053,800	1,496,446
Zhejiang Supor Co. Ltd., Class A	77,796	735,154

		20,051,321

Household Products — 0.0%
Vinda International Holdings Ltd.	872,000	2,649,413

Independent Power and Renewable Electricity Producers — 0.7%
CGN Power Co. Ltd., Class H(c)	23,544,000	5,406,827
China Longyuan Power Group Corp. Ltd., Class H	7,848,000	3,817,180
China National Nuclear Power Co. Ltd., Class A	2,311,176	1,300,081
China Power International Development Ltd.	10,900,000	2,390,659
China Resources Power Holdings Co. Ltd.	5,232,000	6,061,587
China Yangtze Power Co. Ltd., Class A	3,313,641	8,043,357
GD Power Development Co. Ltd., Class A	3,313,600	841,790
Huadian Power International Corp. Ltd., Class A	1,090,000	555,331
Huaneng Power International Inc., Class A	1,107,800	669,548
Huaneng Power International Inc., Class H	8,720,000	3,240,046
SDIC Power Holdings Co. Ltd., Class A	1,133,696	1,194,747
Shenergy Co. Ltd., Class A	909,250	682,807
Shenzhen Energy Group Co. Ltd., Class A	828,400	635,968
Sichuan Chuantou Energy Co. Ltd., Class A	734,162	909,991

		35,749,919

Industrial Conglomerates — 0.4%
CITIC Ltd.	13,952,000	13,248,190
Fosun International Ltd.(b)	6,322,000	8,115,585
Shanghai Industrial Holdings Ltd.	1,308,000	2,035,154

		23,398,929

Insurance — 4.8%
China Life Insurance Co. Ltd., Class A	479,680	1,714,052
China Life Insurance Co. Ltd., Class H	17,876,000	33,487,230
China Pacific Insurance Group Co. Ltd., Class A	1,002,847	3,958,643
China Pacific Insurance Group Co. Ltd., Class H(b)	6,627,200	18,211,761
China Reinsurance Group Corp., Class H	12,208,000	1,275,768
China Taiping Insurance Holdings Co. Ltd.	3,836,924	5,692,766
Hubei Biocause Pharmaceutical Co. Ltd., Class A	828,400	565,433
New China Life Insurance Co. Ltd., Class A	341,924	2,088,045
New China Life Insurance Co. Ltd., Class H	1,962,000	6,100,400
People’s Insurance Co. Group of China Ltd. (The), Class A	895,000	775,795
People’s Insurance Co. Group of China Ltd. (The), Class H	20,056,000	6,028,961
PICC Property & Casualty Co. Ltd., Class H	16,568,462	14,343,231
Ping An Insurance Group Co. of China Ltd., Class A	1,656,856	16,353,018
Ping An Insurance Group Co. of China Ltd., Class H	14,388,000	142,005,161
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	872,000	3,076,919

		255,677,183

Interactive Media & Services — 16.2%
58.com Inc., ADR(a)(b)	235,440	11,303,474
Autohome Inc., ADR(b)	146,496	11,269,937
Baidu Inc., ADR(a)(b)	666,208	70,984,463
JOYY Inc.(a)(b)	142,572	8,704,021
Momo Inc., ADR	368,856	7,155,806
SINA Corp.(a)	155,652	4,873,464

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Tencent Holdings Ltd.	13,908,400	$736,422,057
Weibo Corp., ADR(a)(b)	137,340	4,225,952

		854,939,174

Internet & Direct Marketing Retail — 24.6%
Alibaba Group Holding Ltd., ADR(a)(b)	4,556,636	945,000,740
Baozun Inc., ADR(a)(b)	111,180	2,945,158
JD.com Inc., ADR(a)	1,817,248	98,731,084
Meituan Dianping, Class B(a)	8,401,300	159,007,962
Pinduoduo Inc., ADR(a)(b)	626,096	41,867,039
Tongcheng-Elong Holdings Ltd.(a)	1,918,400	3,440,299
Trip.com Group Ltd., ADR(a)(b)	1,151,912	30,606,302
Vipshop Holdings Ltd., ADR(a)(b)	1,076,484	18,666,233

		1,300,264,817

IT Services — 0.4%
Beijing Sinnet Technology Co. Ltd., Class A	295,796	1,028,073
China TransInfo Technology Co. Ltd., Class A	305,200	944,032
DHC Software Co. Ltd., Class A	513,712	773,701
GDS Holdings Ltd., ADR(a)(b)	191,404	10,910,028
TravelSky Technology Ltd., Class H	2,251,000	4,518,844
Wangsu Science & Technology Co. Ltd., Class A	436,000	474,085
Wonders Information Co. Ltd.	174,389	500,953

		19,149,716

Life Sciences Tools & Services — 1.0%
Genscript Biotech Corp.(a)	2,666,000	5,847,245
Hangzhou Tigermed Consulting Co. Ltd., Class A	87,237	1,033,201
WuXi AppTec Co. Ltd., Class A	251,336	3,736,256
WuXi AppTec Co. Ltd., Class H(c)	523,268	5,535,799
Wuxi Biologics Cayman Inc.(a)(c)	2,180,000	34,256,741

		50,409,242

Machinery — 0.8%
China Shipbuilding Industry Co. Ltd., Class A	3,781,394	2,142,941
CRRC Corp. Ltd., Class A	3,793,280	3,092,146
CRRC Corp. Ltd., Class H	10,028,650	4,683,746
Haitian International Holdings Ltd.	1,789,000	3,776,034
Hefei Meiya Optoelectronic Technology Inc., Class A	130,800	811,544
Jiangsu Hengli Hydraulic Co. Ltd., Class A	130,800	1,343,383
Sany Heavy Industry Co. Ltd., Class A	1,395,209	3,569,719
Shenzhen Inovance Technology Co. Ltd., Class A	291,487	1,396,771
Sinotruk Hong Kong Ltd.	1,778,500	4,318,329
Weichai Power Co. Ltd., Class A	953,582	1,735,673
Weichai Power Co. Ltd., Class H	4,796,000	8,303,744
XCMG Construction Machinery Co. Ltd., Class A	1,560,199	1,278,352
Zhejiang Dingli Machinery Co. Ltd., Class A	43,575	563,467
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	470,067	1,466,458
Zhengzhou Yutong Bus Co. Ltd., Class A	382,999	646,867
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,317,016	1,171,016
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,655,600	2,175,598

		42,475,788

Marine — 0.0%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,264,400	557,704
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	6,758,000	1,708,900

		2,266,604

Media — 0.1%
China Literature Ltd.(a)(c)	697,600	3,946,556
Chinese Universe Publishing and Media Group Co. Ltd., Class A	261,600	414,079

Security	Shares	Value

Media (continued)
Focus Media Information Technology Co. Ltd., Class A	2,223,638	$1,533,287
NanJi E-Commerce Co. Ltd., Class A(a)	436,000	1,147,176
Oriental Pearl Group Co. Ltd., Class A	560,487	782,344

		7,823,442

Metals & Mining — 0.7%
Aluminum Corp. of China Ltd., Class A(a)	2,223,600	869,054
Aluminum Corp. of China Ltd., Class H(a)	9,592,000	1,769,650
Angang Steel Co. Ltd., Class A	828,456	284,470
Baoshan Iron & Steel Co. Ltd., Class A	2,746,889	1,874,918
China Hongqiao Group Ltd.	4,360,000	1,918,153
China Molybdenum Co. Ltd., Class A	2,790,400	1,332,063
China Molybdenum Co. Ltd., Class H	7,848,000	2,409,785
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	654,000	926,565
Ganfeng Lithium Co. Ltd., Class A	208,595	1,441,257
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	513,799	454,689
Guangdong Hongda Blasting Co. Ltd.	87,200	406,533
Hesteel Co. Ltd., Class A	2,398,000	672,787
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,240,492	1,265,255
Jiangsu Shagang Co. Ltd.	261,600	493,316
Jiangxi Copper Co. Ltd., Class A	436,000	775,942
Jiangxi Copper Co. Ltd., Class H	2,616,000	2,396,284
Maanshan Iron & Steel Co. Ltd., Class A	1,918,400	701,573
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,700,400	460,453
Shandong Gold Mining Co. Ltd., Class A	436,065	2,258,174
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,220,800	560,625
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,398,000	632,621
Yintai Gold Co. Ltd., Class A	348,800	778,498
Zhaojin Mining Industry Co. Ltd., Class H	2,834,000	3,466,175
Zhejiang Huayou Cobalt Co. Ltd., Class A	164,998	747,813
Zijin Mining Group Co. Ltd., Class A	3,182,800	1,679,320
Zijin Mining Group Co. Ltd., Class H	13,952,000	5,580,080

		36,156,053

Oil, Gas & Consumable Fuels — 2.4%
China Merchants Energy Shipping Co. Ltd., Class A	1,036,996	856,902
China Petroleum & Chemical Corp., Class A	4,142,088	2,393,602
China Petroleum & Chemical Corp., Class H	58,425,000	27,060,476
China Shenhua Energy Co. Ltd., Class A	729,305	1,667,460
China Shenhua Energy Co. Ltd., Class H	8,284,000	15,133,717
CNOOC Ltd.	43,164,000	48,059,001
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	348,800	315,975
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	3,488,000	1,723,525
Guanghui Energy Co. Ltd., Class A	1,613,200	589,959
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,761,800	1,618,415
PetroChina Co. Ltd., Class A	2,528,890	1,500,207
PetroChina Co. Ltd., Class H	51,448,000	17,656,003
Shaanxi Coal Industry Co. Ltd., Class A	1,395,296	1,396,426
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	566,800	439,092
Shanxi Meijin Energy Co. Ltd., Class A(a)	654,000	571,458
Yanzhou Coal Mining Co. Ltd., Class A	560,403	660,982
Yanzhou Coal Mining Co. Ltd., Class H	3,488,000	2,664,038

		124,307,238

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	3,488,000	1,876,527

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Nine Dragons Paper Holdings Ltd.	3,924,000	$3,432,424

		5,308,951

Personal Products — 0.3%
By-Health Co. Ltd., Class A	305,200	797,485
Hengan International Group Co. Ltd.	1,526,000	12,462,366
Shanghai Jahwa United Co. Ltd., Class A	87,200	469,582

		13,729,433

Pharmaceuticals — 2.1%
Asymchem Laboratories Tianjin Co. Ltd., Class A	37,300	1,132,662
Beijing Tongrentang Co. Ltd., Class A	305,800	1,069,672
Betta Pharmaceuticals Co. Ltd., Class A	77,798	1,141,418
CanSino Biologics Inc., Class H(a)(c)	174,400	4,081,558
Changchun High & New Technology Industry Group Inc., Class A	34,198	3,179,122
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	121,399	602,742
China Medical System Holdings Ltd.	3,416,000	3,891,534
China Resources Pharmaceutical Group Ltd.(c)	3,924,000	2,136,406
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	208,594	788,174
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	6,104,000	2,583,037
CSPC Pharmaceutical Group Ltd.	11,336,000	22,201,068
Dong-E-E-Jiao Co. Ltd., Class A	131,188	654,274
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	249,795	1,050,895
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)(c)	1,262,000	5,478,816
Hutchison China MediTech Ltd., ADR(a)(b)	160,884	3,508,880
Jiangsu Hengrui Medicine Co. Ltd., Class A	784,892	8,622,177
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	385,362	684,746
Luye Pharma Group Ltd.(c)	3,270,000	1,632,680
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	43,600	380,485
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	348,878	1,497,445
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,308,000	4,151,309
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	218,000	606,451
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	174,400	665,545
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	261,965	749,600
Sino Biopharmaceutical Ltd.(b)	17,004,000	26,764,134
SSY Group Ltd.	3,488,000	2,137,531
Tasly Pharmaceutical Group Co. Ltd., Class A	349,160	719,355
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	348,800	771,195
Yunnan Baiyao Group Co. Ltd., Class A	218,032	2,683,630
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	87,350	1,788,894
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	516,825	382,342
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A(a)	208,588	779,708
Zhejiang NHU Co. Ltd., Class A	382,996	1,352,530
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	81,506	654,965

		110,524,980

Professional Services — 0.1%
51job Inc., ADR(a)(b)	66,272	4,273,881

Real Estate Management & Development — 4.7%
Agile Group Holdings Ltd.	2,616,000	2,689,914
China Aoyuan Group Ltd.	3,060,000	3,245,155

Security	Shares	Value

Real Estate Management & Development (continued)
China Evergrande Group(b)	4,360,000	$9,135,131
China Fortune Land Development Co. Ltd., Class A	523,350	1,582,279
China Jinmao Holdings Group Ltd.(b)	13,080,000	9,045,130
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,177,243	2,634,098
China Overseas Land & Investment Ltd.	9,374,000	28,541,659
China Overseas Property Holdings Ltd.	2,180,000	2,466,598
China Resources Land Ltd.(b)	7,780,665	30,666,922
China Vanke Co. Ltd., Class A	1,526,009	5,474,223
China Vanke Co. Ltd., Class H	3,706,031	12,025,117
CIFI Holdings Group Co. Ltd.	6,976,000	5,013,072
Country Garden Holdings Co. Ltd.(b)	18,748,727	23,172,856
Financial Street Holdings Co. Ltd., Class A	642,059	592,391
Gemdale Corp., Class A	785,897	1,398,647
Greenland Holdings Corp. Ltd., Class A	1,572,367	1,174,194
Guangzhou R&F Properties Co. Ltd., Class H	3,139,200	3,875,906
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	654,000	718,430
Jinke Properties Group Co. Ltd., Class A	960,481	1,032,314
Kaisa Group Holdings Ltd.	6,104,000	2,228,657
KWG Group Holdings Ltd.	3,270,000	4,564,753
Logan Property Holdings Co. Ltd.	3,488,000	5,193,074
Longfor Group Holdings Ltd.(c)	4,360,000	19,744,033
Oceanwide Holdings Co. Ltd., Class A	610,400	288,833
Poly Developments and Holdings Group Co. Ltd., Class A	1,918,475	3,845,412
Poly Property Development Co. Ltd.(a)	174,400	1,968,778
RiseSun Real Estate Development Co. Ltd., Class A	872,030	948,203
Seazen Group Ltd.	5,232,000	4,839,819
Seazen Holdings Co. Ltd., Class A	349,264	1,525,915
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,976,732	2,101,573
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	305,209	665,017
Shenzhen Investment Ltd.	8,720,000	2,688,788
Shimao Property Holdings Ltd.	2,834,000	11,773,294
Shui On Land Ltd.	10,464,000	1,728,025
Sino-Ocean Group Holding Ltd.	7,848,000	1,812,401
SOHO China Ltd.(a)	5,232,000	1,761,775
Sunac China Holdings Ltd.(b)	6,198,000	25,948,278
Wharf Holdings Ltd. (The)	2,180,000	3,886,931
Xinhu Zhongbao Co. Ltd., Class A	1,395,200	582,291
Yuexiu Property Co. Ltd.	16,568,000	2,971,168
Yuzhou Properties Co. Ltd.	4,796,000	1,961,466
Zhenro Properties Group Ltd.	3,924,000	2,495,848
Zhongtian Financial Group Co. Ltd.	610,391	263,268

		250,271,636

Road & Rail — 0.0%
Daqin Railway Co. Ltd., Class A	2,310,800	2,199,779

Semiconductors & Semiconductor Equipment — 0.8%
GCL System Integration Technology Co. Ltd., Class A(a)	778,445	277,077
Gigadevice Semiconductor Beijing Inc., Class A	69,577	1,878,157
Hangzhou Silan Microelectronics Co. Ltd., Class A	218,000	432,093
Hua Hong Semiconductor Ltd.(a)(b)(c)	1,308,000	2,433,410
LONGi Green Energy Technology Co. Ltd., Class A	600,904	2,718,419
Sanan Optoelectronics Co. Ltd., Class A	654,055	2,123,520
Semiconductor Manufacturing International Corp.(a)(b)	8,066,300	17,525,028
Shenzhen Goodix Technology Co. Ltd., Class A	55,200	1,668,128

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	470,198	$1,151,835
Tianshui Huatian Technology Co. Ltd.	392,400	707,659
TongFu Microelectronics Co. Ltd.(a)	174,400	570,849
Visionox Technology Inc., Class A(a)	252,195	452,347
Will Semiconductor Ltd., Class A	87,200	2,234,468
Wuxi Taiji Industry Co. Ltd., A	218,000	332,285
Xinyi Solar Holdings Ltd.	9,732,000	7,068,915
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.	174,400	520,946

		42,095,136

Software — 0.6%
360 Security Technology Inc., Class A	218,000	541,638
Aisino Corp., Class A	349,398	777,881
Beijing E-Hualu Information Technology Co. Ltd.	87,200	572,797
Beijing Shiji Information Technology Co. Ltd., Class A	162,589	673,804
China National Software & Service Co. Ltd., Class A	87,200	954,499
Glodon Co. Ltd., Class A	208,598	1,669,553
Hundsun Technologies Inc., Class A	118,997	1,749,194
Iflytek Co. Ltd., Class A	386,559	1,723,927
Kingdee International Software Group Co. Ltd.(b)	5,668,000	9,945,143
Kingsoft Corp. Ltd.(a)	2,180,000	7,045,414
Sangfor Technologies Inc., Class A	43,600	1,144,316
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,351,600	537,682
Shanghai Baosight Software Co. Ltd., Class A	174,400	1,377,585
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A(a)	130,800	294,127
Venustech Group Inc., Class A	164,971	902,894
Yonyou Network Technology Co. Ltd., Class A	479,687	2,336,768

		32,247,222

Specialty Retail — 0.4%
China Grand Automotive Services Group Co. Ltd., Class A	1,220,800	531,657
China International Travel Service Corp. Ltd., Class A	298,189	4,213,405
GOME Retail Holdings Ltd.(a)(b)	24,416,000	3,024,043
HLA Corp. Ltd., Class A	610,400	518,877
Suning.com Co. Ltd., Class A	1,526,061	1,868,116
Topsports International Holdings Ltd.(c)	3,052,000	4,331,312
Zhongsheng Group Holdings Ltd.(b)	1,526,000	7,835,737

		22,323,147

Technology Hardware, Storage & Peripherals — 1.0%
China Greatwall Technology Group Co. Ltd., Class A	479,600	919,141
Dawning Information Industry Co. Ltd., Class A	230,434	1,197,168
GRG Banking Equipment Co. Ltd., Class A	392,400	620,023
Inspur Electronic Information Industry Co. Ltd., Class A	232,280	1,249,232
Legend Holdings Corp., Class H(c)	1,002,800	1,213,555
Lenovo Group Ltd.(b)	17,440,000	9,472,636
Ninestar Corp., Class A	174,400	669,440
Shenzhen Kaifa Technology Co. Ltd.	218,000	684,958
Xiaomi Corp., Class B(a)(c)	25,462,400	39,486,266

		55,512,419

Textiles, Apparel & Luxury Goods — 1.3%
ANTA Sports Products Ltd.	2,677,000	23,865,398
Bosideng International Holdings Ltd.(b)	8,720,000	2,238,782
Li Ning Co. Ltd.	5,014,000	16,818,991
Shenzhou International Group Holdings Ltd.	1,962,000	23,325,803
Zhejiang Semir Garment Co. Ltd., Class A	392,400	377,930

		66,626,904

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(c)	523,200	2,875,541
Bohai Leasing Co. Ltd., Class A(a)	654,099	281,208

Security	Shares	Value

Trading Companies & Distributors (continued)
COSCO SHIPPING Development Co. Ltd., Class A	2,136,400	$551,679

		3,708,428

Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd., Class H	4,360,000	2,716,914
China Merchants Port Holdings Co. Ltd.(b)	3,488,000	4,243,561
COSCO SHIPPING Ports Ltd.	4,360,000	2,176,906
Guangzhou Baiyun International Airport Co. Ltd., Class A	339,298	774,339
Jiangsu Expressway Co. Ltd., Class H	3,488,000	4,108,559
Ningbo Zhoushan Port Co. Ltd., Class A	1,693,367	803,642
Shanghai International Airport Co. Ltd., Class A	174,499	1,763,209
Shanghai International Port Group Co. Ltd., Class A	1,438,877	813,413
Shenzhen Expressway Co. Ltd., Class H	1,744,000	1,764,025
Shenzhen International Holdings Ltd.	2,616,000	4,367,313
Zhejiang Expressway Co. Ltd., Class H	3,488,000	2,452,535

		25,984,416

Water Utilities — 0.3%
Beijing Enterprises Water Group Ltd.	12,208,000	4,614,816
Guangdong Investment Ltd.	6,976,000	13,734,197

		18,349,013

Wireless Telecommunication Services — 2.0%
China Mobile Ltd.	14,824,000	103,467,733
China United Network Communications Ltd., Class A	4,272,895	2,958,259

		106,425,992

Total Common Stocks — 99.7% (Cost: $4,737,966,597)		5,269,076,341

Rights

Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp., Class H, (Expires 07/20/20)(a)(d)	82,492	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(f)(g)(h)	220,248,174	220,578,546
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(f)(g)	2,180,000	2,180,000

		222,758,546

Total Short-Term Investments — 4.2% (Cost: $222,435,176)		222,758,546

Total Investments in Securities — 103.9% (Cost: $4,960,401,773)		5,491,834,887

Other Assets, Less Liabilities — (3.9)%		(206,141,137)

Net Assets — 100.0%		$5,285,693,750

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China ETF

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	120,100,406	100,147,768	220,248,174	$220,578,546	$1,973,131	(b)	$(27,067)	$277,509
BlackRock Cash Funds: Treasury, SL Agency Shares	1,740,000	440,000	2,180,000	2,180,000	36,254		—	—

				$222,758,546	$2,009,385		$(27,067)	$277,509

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng China Enterprises Index	350	06/29/20	$21,440	$74,735

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$5,268,758,299	$—	$318,042		$5,269,076,341
Rights	—	—	0	(a)	0	(a)
Money Market Funds	222,758,546	—	—		222,758,546

	$5,491,516,845	$—	$318,042		$5,491,834,887

Derivative financial instruments(b)
Assets
Futures Contracts	$74,735	$—	$—		$74,735

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI China ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

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